Stock Option Plan - Summary of information about stock options outstanding (Details 1) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding		804,505	544,505
Options Outstanding Weighted Average Exercise Price		$ 1.39	$ 1.82
Number Of Options Exercisable		710,437
Options Exercisable Weighted Average Exercise Price		$ 1.29
2010 Stock Option Plan (the "Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	592,085	804,505
Options Outstanding Weighted Average Remaining Contractual Life (Years)	4 years 7 days	3 years 2 months 1 day
Options Outstanding Weighted Average Exercise Price	$ 1.37	$ 1.39	$ 1.82
Number Of Options Exercisable	499,710	710,437
Options Exercisable Weighted Average Remaining Contractual Life (Years)	3 years 5 months 27 days	2 years 7 months 24 days
Options Exercisable Weighted Average Exercise Price	$ 1.22	$ 1.29
2010 Stock Option Plan (the "Plan") | Exercise Price $ 0.50 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	260,000	260,000
Options Outstanding Weighted Average Remaining Contractual Life (Years)	2 years 7 months 24 days	2 years 10 months 24 days
Options Outstanding Weighted Average Exercise Price	$ 0.50	$ 0.50
Number Of Options Exercisable	260,000	260,000
Options Exercisable Weighted Average Remaining Contractual Life (Years)	2 years 7 months 24 days	2 years 10 months 24 days
Options Exercisable Weighted Average Exercise Price	$ 0.50	$ 0.50
2010 Stock Option Plan (the "Plan") | Exercise Price $ 1.33 - 2.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	153,200	365,620	178,885
Options Outstanding Weighted Average Remaining Contractual Life (Years)	2 years 9 months 4 days	1 year 3 months 29 days
Options Outstanding Weighted Average Exercise Price	$ 1.90	$ 1.65	$ 2.16
Number Of Options Exercisable	147,104	359,524	60,460
Options Exercisable Weighted Average Remaining Contractual Life (Years)	2 years 9 months 4 days	1 year 3 months 18 days
Options Exercisable Weighted Average Exercise Price	$ 1.90	$ 1.64	$ 1.37
Minimum Range of Exercise Prices	$ 1.33	$ 1.33
Maximum Range of Exercise Prices	$ 2.03	$ 2.03
2010 Stock Option Plan (the "Plan") | Exercise price $ 2.06 - 4.34 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Options Outstanding	178,885	178,885
Options Outstanding Weighted Average Remaining Contractual Life (Years)	7 years 1 month 6 days	7 years 4 months 6 days
Options Outstanding Weighted Average Exercise Price	$ 2.16	$ 2.16
Number Of Options Exercisable	92,606	90,913
Options Exercisable Weighted Average Remaining Contractual Life (Years)	7 years	7 years 3 months 15 days
Options Exercisable Weighted Average Exercise Price	$ 2.16	$ 2.16
Minimum Range of Exercise Prices	$ 2.06	$ 2.06
Maximum Range of Exercise Prices	$ 4.34	$ 4.34